Capital structure and financing - C.2. Dividend distributions (Details) - USD ($) $ / shares in Units, $ in Millions	May 02, 2019	May 04, 2018	May 04, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Dividends recognised as distributions	$ 2.64	$ 2.64	$ 2.64
Statutory reserves unavailable for distribution				$ 306	$ 324	$ 345